Balance Sheets (Parenthetical) - Quarterly	Mar. 31, 2014 Quarterly Member
Common Stock Authorized	75,000,000
Common Stock Issued	44,898,250
Common Stock Outstanding	44,898,250
Preferred Stock Authorized	10,000,000
Preferred Stock Issued	7,000,000
Preferred Stock Outstanding	7,000,000